Commitment and Contingencies - Legal Proceedings (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies
Litigation settlement amount	$ 4.0
Insurance receivable			$ 4.0
Arma Partners LLP
Loss Contingencies
Maximum claim damages		$ 16.0